Other Comprehensive Income (Loss) - Changes in AOCI (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	¥ 491,257	¥ 600,058	¥ (117,555)
Net change during the year	0	0
Balance, end of period	(208,343)	491,257	600,058
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	0		(278)
Amounts reclassified from accumulated other comprehensive income (loss)			278
Net change during the year	0	0	¥ 278
Balance, end of period	¥ 0	¥ 0